Shareholder Report, Holdings (Details)	Mar. 31, 2025
International Portfolio I - Class A | ING Group N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
International Portfolio I - Class A | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
International Portfolio I - Class A | Sony Group Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
International Portfolio I - Class A | KBC Group N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
International Portfolio I - Class A | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
International Portfolio I - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
International Portfolio I - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
International Portfolio I - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
International Portfolio I - Class A | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
International Portfolio I - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Large Cap Core Portfolio I - Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Large Cap Core Portfolio I - Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Large Cap Core Portfolio I - Class A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Large Cap Core Portfolio I - Class A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Large Cap Core Portfolio I - Class A | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Large Cap Core Portfolio I - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Large Cap Core Portfolio I - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Large Cap Core Portfolio I - Class A | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Large Cap Core Portfolio I - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Large Cap Core Portfolio I - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Large Cap Core Portfolio I - Class L | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Large Cap Core Portfolio I - Class L | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Large Cap Core Portfolio I - Class L | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Large Cap Core Portfolio I - Class L | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Large Cap Core Portfolio I - Class L | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Large Cap Core Portfolio I - Class L | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Large Cap Core Portfolio I - Class L | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Large Cap Core Portfolio I - Class L | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Large Cap Core Portfolio I - Class L | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Large Cap Growth Portfolio I - Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Large Cap Growth Portfolio I - Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.98%
Large Cap Growth Portfolio I - Class A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Large Cap Growth Portfolio I - Class A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Large Cap Growth Portfolio I - Class A | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Large Cap Growth Portfolio I - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Large Cap Growth Portfolio I - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Large Cap Growth Portfolio I - Class A | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
Large Cap Growth Portfolio I - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Large Cap Growth Portfolio I - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Large Cap Growth Portfolio I - Class L | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Large Cap Growth Portfolio I - Class L | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.98%
Large Cap Growth Portfolio I - Class L | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Large Cap Growth Portfolio I - Class L | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Large Cap Growth Portfolio I - Class L | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Large Cap Growth Portfolio I - Class L | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Large Cap Growth Portfolio I - Class L | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Large Cap Growth Portfolio I - Class L | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
Large Cap Growth Portfolio I - Class L | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Large Cap Growth Portfolio I - Class L | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Large Cap Value Portfolio - Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Large Cap Value Portfolio - Class A | Phillip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%
Large Cap Value Portfolio - Class A | Berkshire Hathaway, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Large Cap Value Portfolio - Class A | The Progressive Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Large Cap Value Portfolio - Class A | Air Products and Chemicals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Large Cap Value Portfolio - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Large Cap Value Portfolio - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Large Cap Value Portfolio - Class A | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Large Cap Value Portfolio - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Large Cap Value Portfolio - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Large Cap Value Portfolio I - Class L | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Large Cap Value Portfolio I - Class L | Phillip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%
Large Cap Value Portfolio I - Class L | Berkshire Hathaway, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Large Cap Value Portfolio I - Class L | The Progressive Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Large Cap Value Portfolio I - Class L | Air Products and Chemicals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Large Cap Value Portfolio I - Class L | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Large Cap Value Portfolio I - Class L | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Large Cap Value Portfolio I - Class L | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Large Cap Value Portfolio I - Class L | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Large Cap Value Portfolio I - Class L | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Mid Cap Core Portfolio I - Class A | Armstrong World Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%
Mid Cap Core Portfolio I - Class A | AerCap Holdings N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Mid Cap Core Portfolio I - Class A | Allison Transmission Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Mid Cap Core Portfolio I - Class A | Entegris, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Mid Cap Core Portfolio I - Class A | Fidelity National Information Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Mid Cap Core Portfolio I - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Mid Cap Core Portfolio I - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Mid Cap Core Portfolio I - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Mid Cap Core Portfolio I - Class A | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Mid Cap Core Portfolio I - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Mid Cap Core Portfolio I - Class L | Armstrong World Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%
Mid Cap Core Portfolio I - Class L | AerCap Holdings N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Mid Cap Core Portfolio I - Class L | Allison Transmission Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Mid Cap Core Portfolio I - Class L | Entegris, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Mid Cap Core Portfolio I - Class L | Fidelity National Information Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Mid Cap Core Portfolio I - Class L | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Mid Cap Core Portfolio I - Class L | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Mid Cap Core Portfolio I - Class L | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Mid Cap Core Portfolio I - Class L | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Mid Cap Core Portfolio I - Class L | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Small Cap Core Portfolio I - Class A | AXIS Capital Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
Small Cap Core Portfolio I - Class A | Sportradar Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Small Cap Core Portfolio I - Class A | Globus Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Small Cap Core Portfolio I - Class A | TXNM Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Small Cap Core Portfolio I - Class A | Monarch Casino & Resort, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Small Cap Core Portfolio I - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Small Cap Core Portfolio I - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Small Cap Core Portfolio I - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Small Cap Core Portfolio I - Class A | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Small Cap Core Portfolio I - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%